S000096483 [Member] Investment Strategy - Baron SMID Cap ETF	Oct. 06, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is a diversified fund that, under normal circumstances, invests at least 80% of its net assets in equity securities (including depositary receipts) of small- and mid‑sized companies. The Adviser defines small- and mid‑sized companies as those, at the time of purchase, with a market capitalization in excess of $1 billion and a market capitalization up to the largest market cap stock in the Russell Midcap Growth Index at reconstitution at the time of purchase and that is classified by the Adviser as a small- or mid‑cap company. As of June 30, 2025, the market capitalization of the companies in the Russell Midcap Growth Index ranged from $1.68 billion to $89.24 billion. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Fund’s investment.